CAPITAL - Risk-Based Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Conservation Buffer-Fully Phased-In	2.50%
Capital Conservation Buffer-Phased-In Incremental Change	0.625%
Excess Capital	$ 318,300
Risk Based Ratios [Abstract]
Common Equity Tier One Capital	$ 1,245,746	$ 1,215,613
Common Equity Tier One Capital Ratio	11.30%	11.87%
Common Equity Tier One Capital Required for Capital Adequacy	$ 771,666	$ 652,874
Common Equity Tier One Risk Based Capital Required For Capital Adequacy To Risk Weighted Assets Fully Phased In Basel III	7.00%	7.00%
Common Equity Tier One Risk Based Capital Required For Capital Adequacy To Risk Weighted Assets		6.38%
Common Equity Tier One Risk Based Capital Required for Capital Adequacy Fully Phased In Basel III		$ 716,881
Tier One Risk Based Capital [Abstract]
Tier One Risk Based Capital	$ 1,288,185	$ 1,257,366
Tier One Risk Based Capital to Risk Weighted Assets	11.69%	12.28%
Tier One Risk Based Capital Required for Capital Adequacy	$ 937,023	$ 806,491
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	8.50%	7.88%
Tier One Risk Based Capital Required for Capital Adequacy Fully Phased In Basel III		$ 870,499
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets Fully Phased In Basel III		8.50%
Capital [Abstract]
Capital	$ 1,475,813	$ 1,444,146
Capital to Risk Weighted Assets	13.39%	14.10%
Capital Required for Capital Adequacy	$ 1,157,498	$ 1,011,314
Capital Required for Capital Adequacy to Risk Weighted Assets	10.50%	9.88%
Capital Required for Capital Adequacy Fully Phased In Basel III		$ 1,075,322
Capital Required for Capital Adequacy to Risk Weighted Assets Fully Phased In Basel III		10.50%
Tier One Leverage Capital [Abstract]
Tier One Leverage Capital	$ 1,288,185	$ 1,257,366
Tier One Leverage Capital to Average Assets	9.58%	9.71%
Tier One Leverage Capital Required for Capital Adequacy	$ 537,606	$ 517,958
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Tier One Leverage Capital Required for Capital Adequacy Fully Phased In Basel III		$ 517,958
Tier One Leverage Capital Required for Capital Adequacy to Average Assets Fully Phased In Basel III		4.00%
Subsidiaries [Member]
Risk Based Ratios [Abstract]
Common Equity Tier One Capital	$ 1,333,978	$ 1,279,492
Common Equity Tier One Capital Ratio	12.11%	12.50%
Common Equity Tier One Capital Required for Capital Adequacy	$ 770,997	$ 652,590
Common Equity Tier One Risk Based Capital Required For Capital Adequacy To Risk Weighted Assets Fully Phased In Basel III	7.00%	7.00%
Common Equity Tier One Risk Based Capital Required For Capital Adequacy To Risk Weighted Assets		6.38%
Common Equity Tier One Risk Based Capital Required to be Well Capitalized To Risk Weighted Assets	$ 715,926	$ 665,386
Common Equity Tier One Risk Based Capital Required to be Well Capitalized To Risk Weighted Assets	6.50%	6.50%
Common Equity Tier One Risk Based Capital Required for Capital Adequacy Fully Phased In Basel III		$ 716,570
Tier One Risk Based Capital [Abstract]
Tier One Risk Based Capital	$ 1,334,082	$ 1,279,596
Tier One Risk Based Capital to Risk Weighted Assets	12.11%	12.50%
Tier One Risk Based Capital Required for Capital Adequacy	$ 936,211	$ 806,141
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	8.50%	7.88%
Capital Required for Capital Adequacy to Risk Weighted Assets	$ 881,140	$ 818,937
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	8.00%	8.00%
Tier One Risk Based Capital Required for Capital Adequacy Fully Phased In Basel III		$ 870,120
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets Fully Phased In Basel III		8.50%
Capital [Abstract]
Capital	$ 1,399,817	$ 1,344,388
Capital to Risk Weighted Assets	12.71%	13.13%
Capital Required for Capital Adequacy	$ 1,156,496	$ 1,010,875
Capital Required for Capital Adequacy to Risk Weighted Assets	10.50%	9.88%
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	$ 1,101,425	$ 1,023,671
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Capital Required for Capital Adequacy Fully Phased In Basel III		$ 1,074,855
Capital Required for Capital Adequacy to Risk Weighted Assets Fully Phased In Basel III		10.50%
Tier One Leverage Capital [Abstract]
Tier One Leverage Capital	$ 1,334,082	$ 1,279,596
Tier One Leverage Capital to Average Assets	9.93%	9.89%
Tier One Leverage Capital Required for Capital Adequacy	$ 537,299	$ 517,710
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	$ 671,623	$ 647,138
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%
Tier One Leverage Capital Required for Capital Adequacy Fully Phased In Basel III		$ 517,710
Tier One Leverage Capital Required for Capital Adequacy to Average Assets Fully Phased In Basel III		4.00%